Subsequent Events (Details Textual) (USD $)	9 Months Ended			1 Months Ended	9 Months Ended			0 Months Ended	9 Months Ended				3 Months Ended	9 Months Ended		9 Months Ended			9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jan. 18, 2013	Jan. 18, 2013 Manager [Member]	Sep. 30, 2013 Manager [Member]	Feb. 13, 2013 Manager [Member]	Jan. 31, 2013 Manager [Member]	Sep. 13, 2013 Non Executive Member of Board of Directors [Member]	Sep. 30, 2013 Non Executive Member of Board of Directors [Member]	Jun. 30, 2013 Non Executive Member of Board of Directors [Member]	Mar. 31, 2013 Non Executive Member of Board of Directors [Member]	Dec. 31, 2012 Non Executive Member of Board of Directors [Member]	Mar. 31, 2011 Subsequent Event [Member]	Sep. 30, 2013 Subsequent Event [Member]	Oct. 09, 2013 Subsequent Event [Member]	Sep. 30, 2013 Subsequent Event [Member] Non Binding Term Sheet [Member]	Sep. 30, 2013 Subsequent Event [Member] Private Placement [Member]	Sep. 30, 2013 Subsequent Event [Member] Private Placement [Member] Series A Preferred Stock [Member]	Sep. 30, 2013 Subsequent Event [Member] Private Placement [Member] Series B Preferred Stock [Member]	Sep. 30, 2013 Subsequent Event [Member] Private Placement [Member] Series C Preferred Stock [Member]	Sep. 30, 2013 Subsequent Event [Member] Asher [Member]	Sep. 30, 2013 Subsequent Event [Member] Manager [Member]	Sep. 30, 2013 Subsequent Event [Member] Non Executive Member of Board of Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														4,099,342
Stock Authorized for Issuance in Lieu of Related Party Fee				338,768	4,958,286			171,637	171,637													4,958,286	171,637
Management Fees Payable	$ 2,168,000		$ 271,000		$ 120,000	$ 809,000	$ 271,000							$ 2,168,000
Board Fees Payable									120,000	120,000	120,000	48,000		120,000
Proceeds from Issuance of Common Stock	1,041,000	2,157,000																	10,000,000
Convertible Debt																					103,500
Escrow Deposit															10,500,000
Debt Instrument, Decrease, Forgiveness														19,500,000
Gains (Losses) on Extinguishment of Debt, Total	0	(134,000)												12,000,000
Stock Issued During Period, Shares, Conversion of Convertible Securities														546,396							268,089
Investment Owned, Face Amount																10,000,000
Equity Method Investment, Amount Sold																1,500,000
Proceeds from Issuance of Preferred Stock, Preference Stock, and Warrants, Total																8,500,000			1,500,000	8,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent														25.00%		30.00%
Fair Value Assumptions, Weighted Average Volatility Rate																135.00%
Equity Method Investment, Description of Principal Activities														In the event that the Company's common stock trades at a price 25% or more about the exercise price of the warrants for a period of 20 consecutive days (with average daily dollar volume at least equal to $1 million), the Company may call the warrants for cash. In addition, the Investor shall also receive a second five-year warrant, exercisable for a period of 90 days, allowing it to purchase one share of common stock for every two shares it could acquire upon exercise of the securities received at such closing, under the same terms as the warrant listed above.			In the event that the Company’s common stock trades at or above $0.65 for a period of 20 consecutive trading days, the average daily dollar volume of the Company’s common stock equals at least $1 million during such period and various equity conditions are also satisfied during such period, the Company may, at its election, require the Investor to exercise the Warrants for cash. The convertibility of the Preferred Stock and the exercisability of the Warrants each may be limited if, upon conversion or exercise (as the case may be), the holder thereof or any of its affiliates would beneficially own more than 9.9% of the Company’s common stock. The Preferred Stock and the Warrants contain customary weighted-average anti-dilution protection.
Equity Method Investment, Ownership Percentage														9.90%
Percentage Of Penality Amount Paid per Month													2.00%
Percentage of investors expenses reimbursement fee														5.00%
Non Refundable Legal Fee														75,000			75,000
Exchange Agreement description	(i) $11,850 by (ii) 78% of the VWAP of the Common Stock over the 75-consecutive trading day period immediately following the first trading day after Court Approval													(i) $11,850 by (ii) 78% of the VWAP of the Common Stock over the 75-consecutive trading day period immediately following the first trading day after Court Approved
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Number of Shares Indexed														5,059,717
Financial Instruments Subject to Mandatory Redemption, Settlement Terms, Number of Shares	5,059,717													30,758,540
Common Stock In Exchange Rate Percentage	more than 9.9%													more than 9.9%
Partners Capital Account, Units, Sold in Private Placement																			15,000	85,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Number of Exercisable Options																		25,000,000	12,500,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price																		$ 0.52	$ 0.52
Non Refundable Legal Fee One														$ 425,000
Shares Issuable Pursuant Agreement Description														shares issuable pursuant to an exchange agreement previously entered into between the Company and the Investor and (v) shares issued solely in exchange for an acquisition of a nautical vessel, provided that such shares do not exceed the greater of 7.5 million shares of $3 million of shares.
Sale of Stock, Price Per Share														$ 0.40